Net Fee and Commission Income - Schedule of Details of Fee and Commission Income and Expense (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)		Dec. 31, 2022 KRW (₩)
Fee and commission income
Banking activity fees		₩ 187,563		₩ 181,841		₩ 180,749
Lending activity fees		113,553		96,469		80,871
Credit card and debit card related fees		1,661,516		1,598,964		1,491,666
Agent activity fees		215,382		198,402		243,740
Trust and other fiduciary fees		288,097		375,007		337,171
Fund management related fees		140,107		133,027		130,629
Acceptances and guarantees fees		95,588		77,291		66,827
Foreign currency related fees		362,449		308,747		285,575
Securities agency fees		123,833		113,476		124,771
Other business account commission on consignment		34,453		33,873		36,211
Commissions received on securities business		663,054		656,424		628,449
Lease fees		1,120,384		1,096,933		1,004,670
Others		475,864		497,620		514,601
Sub-total		5,481,843	$ 3,709,311	5,368,074	[1]	5,125,930	[2]
Fee and commission expense
Trading activity related fees	[3]	49,631		56,331		40,768
Lending activity fees		35,312		34,040		42,086
Credit card and debit card related fees		824,532		861,639		815,252
Outsourcing related fees		149,810		167,927		183,124
Foreign currency related fees		118,475		93,277		70,053
Others		454,456		481,336		459,745
Sub-total		1,632,216	1,104,445	1,694,550	[1]	1,611,028	[2]
Net fee and commission income		₩ 3,849,627	$ 2,604,866	₩ 3,673,524	[1]	₩ 3,514,902	[2]

[1]	Comparative data for the year ended 31 December 2022 have been restated due to the application of IFRS No.17.
[2]	Comparative data for the year ended 31 December 2021 are prepared on an IFRS No.4 basis.
[3]	Fees from financial instruments at fair value through profit or loss